Consolidated Statement of Cash Flows - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Net income (loss)		€ (49,471)	€ (7,570)	€ (58,103)
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Depreciation and amortization, net		1,994	5,091	45,405
Employee benefits costs		324	285	365
Change in provisions		(293)	(966)	839
Share-based compensation expense		3,944	4,256	4,249
Change in fair value of financial assets		(1,335)	(1,592)	1,372
Foreign exchange (gains) losses on financial assets		(885)	544	(912)
Change in accrued interests on financial assets		(380)	0	118
Gains (losses) on assets and other financial assets		0	(991)	0
Disposal of property and equipment (scrapping)		20	470	0
Other profit or loss items with no cash effect		24	6	15
Operating cash flow before change in working capital		(46,058)	(467)	(6,652)
Change in working capital		39,162	(32,092)	(12,503)
Net cash generated from/ (used in) operating activities	[1]	(6,896)	(32,559)	(19,155)
Acquisition of intangible assets		0	(2,000)	(587)
Acquisition of property and equipment, net		(391)	(351)	(535)
Disposal of property and equipment		0	150	0
Disposal of other assets		0	66	0
Acquisition of other assets		0	(3)	(1)
Disposal of current financial instruments and paid interests		9,590	0	3,000
Disposal of non-current financial instruments		0	22,768
Net cash generated from / (used in) investing activities		9,200	20,630	1,877
Proceeds from the exercise / subscription of equity instruments		2,928	395	198
Repayment of borrowings		(8,936)	(2,361)	(2,026)
Net cash generated from / (used in) financing activities		(6,008)	(1,966)	(1,828)
Effect of the exchange rate changes		(505)	274	(428)
Net increase / (decrease) in cash and cash equivalents		(4,209)	(13,619)	(19,532)
Cash and cash equivalents at the beginning of the year		70,605	84,225	103,756
Cash and cash equivalents at the end of the year		66,396	70,605	84,225
Summary of changes in working capital [abstract]
Trade receivables and others (excluding rebates related to capital expenditures)		14,300	66,111	52,445
Trade receivables and others (excluding rebates related to capital expenditures), variance		51,811	(13,666)
Trade payables and others (excluding payables related to capital expenditures)		(16,007)	(17,018)	(20,911)
Trade payables and others (excluding payables related to capital expenditures), variance		(1,011)	(3,893)
Collaboration liabilities - current and non-current portion		(48,571)	(52,677)	(63,211)
Collaboration liabilities - current and non-current portion, variance		(4,106)	(10,534)
Deferred revenue - current and non-current portion		(3,441)	(10,483)	(14,481)
Deferred revenue - current and non-current portion, variance		(7,042)	(3,998)
Change in working capital		(53,719)	(14,067)	(46,158)
Increase (decrease) in adjusted working capital		39,652
Tax credit retentions, CIR 2023	[2]	490	0
Adjustments for increase (decrease), withholding tax	[2]	(490)
Change in working capital, adjusted		(53,229)	(14,067)
Change in working capital, variance		€ 39,162	€ (32,092)	€ (12,503)

[1]	Cash flows from operating activities include 1.3 million euros in interest paid in fiscal 2024, with 1.9 million euros interest received. In fiscal 2023, interest paid were 0.6 million euros and 2.2 millions euros in interests received.
[2]
(1) 95% of the pre-financed CIR 2023 has been collected. The 5% retained amount of €0.5 million recorded under ‘Trade receivables and others non current’ at 31 December 2023 has been reclassified under ‘Other non current assets’ at 31 December 2024. It will be collected after a 3 years delay.